Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%		Shares	Value
Aerospace & Defense - 1.8%
General Dynamics Corp.		5,700	$1,943,700
Huntington Ingalls Industries, Inc.		15,900	4,577,769
			6,521,469

Air Freight & Logistics - 2.0%
FedEx Corp.		31,700	7,475,177

Automobile Components - 3.1%
Aptiv PLC (a)		43,500	3,750,570
Magna International, Inc.		160,600	7,609,228
			11,359,798

Automobiles - 2.7%
General Motors Co.		161,200	9,828,364

Banks - 11.7%
Bank of America Corp.		101,900	5,257,021
Citigroup, Inc.		119,888	12,168,632
Citizens Financial Group, Inc.		101,100	5,374,476
Truist Financial Corp.		80,900	3,698,748
US Bancorp		168,940	8,164,870
Wells Fargo & Co.		100,073	8,388,119
			43,051,866

Beverages - 0.7%
Constellation Brands, Inc. - Class A		20,200	2,720,334

Capital Markets - 2.1%
State Street Corp.		65,700	7,621,857

Chemicals - 2.7%
Olin Corp.		186,000	4,648,140
PPG Industries, Inc.		52,000	5,465,720
			10,113,860

Communications Equipment - 7.5%
F5, Inc. (a)		55,300	17,872,407
Telefonaktiebolaget LM Ericsson - ADR		1,181,100	9,767,697
			27,640,104

Electric Utilities - 1.3%
PPL Corp.		124,200	4,615,272

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC		17,100	3,753,963

Energy Equipment & Services - 4.5%
Baker Hughes Co.		97,200	4,735,584
NOV, Inc.		508,600	6,738,950
Schlumberger NV		149,400	5,134,878
			16,609,412

Entertainment - 1.4%
Warner Bros Discovery, Inc. (a)		268,900	5,251,617

Financial Services - 3.6%
Corebridge Financial, Inc.		105,400	3,378,070
Euronet Worldwide, Inc. (a)		35,600	3,126,036
Fidelity National Information Services, Inc.		58,300	3,844,302
Fiserv, Inc. (a)		21,200	2,733,316
			13,081,724

Food Products - 2.6%
Conagra Brands, Inc.		90,000	1,647,900
J M Smucker Co.		17,000	1,846,200
Kraft Heinz Co.		227,700	5,929,308
			9,423,408

Ground Transportation - 1.0%
Norfolk Southern Corp.		12,700	3,815,207

Health Care Equipment & Supplies - 5.5%
GE HealthCare Technologies, Inc.		121,362	9,114,286
Medtronic PLC		85,500	8,143,020
Zimmer Biomet Holdings, Inc.		30,800	3,033,800
			20,291,106

Health Care Providers & Services - 9.2%
Cigna Group		9,100	2,623,075
CVS Health Corp.		48,730	3,673,755
Elevance Health, Inc.		28,800	9,305,856
HCA Healthcare, Inc.		13,100	5,583,220
Humana, Inc.		19,700	5,125,349
UnitedHealth Group, Inc.		21,600	7,458,480
			33,769,735

Insurance - 3.9%
American International Group, Inc.		145,100	11,396,154
Hartford Insurance Group, Inc.		21,000	2,801,190
			14,197,344

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A		27,180	6,607,458

IT Services - 0.9%
Amdocs Ltd.		40,000	3,282,000

Machinery - 5.9%
CNH Industrial NV		386,600	4,194,610
Cummins, Inc.		19,350	8,172,860
PACCAR, Inc.		46,950	4,616,124
Stanley Black & Decker, Inc.		61,400	4,563,862
			21,547,456

Media - 5.3%
Comcast Corp. - Class A		313,500	9,850,170
Omnicom Group, Inc.		72,700	5,927,231
WPP PLC - ADR		148,500	3,719,925
			19,497,326

Multi-Utilities - 2.3%
Dominion Energy, Inc.		140,200	8,576,034

Oil, Gas & Consumable Fuels - 7.2%
APA Corp.		492,830	11,965,913
ConocoPhillips		32,560	3,079,850
Murphy Oil Corp.		51,770	1,470,786
Ovintiv, Inc.		108,280	4,372,346
Shell PLC - ADR		81,272	5,813,386
			26,702,281

Personal Care Products - 0.9%
Unilever PLC - ADR		58,900	3,491,592

Pharmaceuticals - 1.2%
GSK PLC - ADR		101,640	4,386,782

Software - 5.7%
Salesforce, Inc.		26,300	6,233,100
Workday, Inc. - Class A (a)		62,000	14,925,260
			21,158,360
TOTAL COMMON STOCKS (Cost $303,617,900)			366,390,906

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		795,841	795,841
TOTAL MONEY MARKET FUNDS (Cost $795,841)			795,841

TIME DEPOSITS - 0.0%(c)		Par	Value
Royal Bank of Canada, 3.44%, 10/01/2025 (d)		97,512	97,512
TOTAL TIME DEPOSITS (Cost $97,512)			97,512

TOTAL INVESTMENTS - 99.7% (Cost $304,511,253)			367,284,259
Other Assets in Excess of Liabilities - 0.3%			1,191,779
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$368,476,038
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Large Cap Fundamental Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$366,390,906	$–	$–	$366,390,906
Money Market Funds	795,841	–	–	795,841
Time Deposits	–	97,512	–	97,512
Total Investments	$367,186,747	$97,512	$–	$367,284,259

Refer to the Schedule of Investments for further disaggregation of investment categories.